SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Operating costs and expenses	$ (974,642)	¥ (6,785,264)	¥ (3,348,314)	¥ (5,821,229)
Provision(reversal) for doubtful contract assets and receivables	(308,633)	(2,148,638)	2,637	(1,881)
Interest income	32,427	225,751	208,350	73,639
Net income (loss) attributable to 9F Inc.	$ (310,204)	¥ (2,159,576)	¥ 1,981,804	¥ 597,704
Net income (loss) per ordinary share
Basic | (per share)	$ (1.79)	¥ (12.43)	¥ 10.57	¥ 3.23
Diluted | (per share)	$ (1.79)	¥ (12.43)	¥ 9.41	¥ 2.93
Weighted average number of ordinary shares used in computing net income (loss) per ordinary share
Basic	174,552,468	174,552,468	162,672,800	124,413,700
Diluted	174,552,468	174,552,468	185,735,200	138,465,500
Parent Company | Reportable legal entities
Equity in earnings (loss) of subsidiaries and VIEs	$ (255,359)	¥ (1,777,756)	¥ 2,495,935	¥ 2,776,701
Operating costs and expenses	(53,300)	(371,063)	(514,144)	(2,181,023)
Provision(reversal) for doubtful contract assets and receivables	(100)	(691)
Interest income	661	4,601	13	2,026
Impairment loss on investments	(2,977)	(20,724)
Other income, net	871	6,057
Net income (loss) attributable to 9F Inc.	$ (310,204)	¥ (2,159,576)	¥ 1,981,804	¥ 597,704
Net income (loss) per ordinary share
Basic | (per share)	$ (1.79)	¥ (12.43)	¥ 10.57	¥ 3.23
Diluted | (per share)	$ (1.79)	¥ (12.43)	¥ 9.41	¥ 2.93
Weighted average number of ordinary shares used in computing net income (loss) per ordinary share
Basic	174,552,468	174,552,468	162,672,800	124,413,700
Diluted	174,552,468	174,552,468	185,735,200	138,465,500